JMM	Nuveen Multi-Market Income Fund Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.6% (98.0% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 87.2% (62.5% of Total Investments)

$163	321 Henderson Receivables VI LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aaa	$179,684
36	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	Aa3	35,969
500	ACRE Commercial Mortgage Series 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	3.068%	12/18/37	N/R	490,405
500	Adams Outdoor Advertising LP, Series 2018-1B, 144A	5.653%	11/15/48	BBB	503,770
400	AIMCO CLO Series 2017-AA, 144A, (3-Month LIBOR reference rate + 1.500% spread), (3)	1.754%	4/20/34	AA	391,979
49	Alternative Loan Trust, Series 2003-J3	5.250%	11/25/33	Aaa	48,764
59	Alternative Loan Trust, Series 2004-J2	6.500%	3/25/34	AA+	57,955
1,633	American Homes 4 Rent Trust, Series 2015-SFR2 Trust, 144A	0.000%	10/17/52	N/R	16
175	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	A1	165,708
8	Bayview Financial Mortgage Pass-Through Trust, Series 2005-D	5.500%	12/28/35	Aa3	7,470
20	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C	6.352%	11/28/36	Caa3	18,996
500	CARS-DB4 LP, Series 2020-1A, 144A	4.520%	2/15/50	BBB	489,507
250	Century Plaza Towers, Series 2019-CPT, 144A	2.997%	11/13/39	N/R	213,286
921	CF Hippolyta LLC, Series 2020-1 B2, 144A	2.600%	7/15/60	A–	846,537
76	Chase Funding Trust, Series 2003-3	5.160%	3/25/33	A	72,714
500	CHL GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.207%	5/25/23	N/R	495,012
400	CIFC Funding 2020-II Ltd, Series 2020-2A, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.854%	10/20/34	AA	395,868
150	Citigroup Commercial Mortgage Trust 2014-GC23	4.578%	7/10/47	A3	148,599
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.142%	4/10/48	A–	417,089
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB–	505,972
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	2.197%	12/15/36	BBB–	439,861
241	Citigroup Commercial Mortgage Trust 2019-GC41	3.502%	8/10/56	A–	223,590
76	Citigroup Global Markets Mortgage Securities VII Inc, Series 2003-1, 144A	6.000%	9/25/33	CCC	62,045
500	COMM 2013-LC13 Mortgage Trust, 144A	5.262%	8/10/46	BB–	469,181
775	COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A–	762,851
450	COMM 2015-CCRE25 Mortgage Trust	4.530%	8/10/48	A–	440,381
540	COMM 2015-CCRE26 Mortgage Trust	4.478%	10/10/48	A–	532,818
108	COMM 2015-LC23 Mortgage Trust	4.607%	10/10/48	A–	106,450
42	Commonbond Student Loan Trust, Series 2017-BGS, 144A	4.440%	9/25/42	Aa3	42,119
500	Connecticut Avenue Securities Trust, Series 2022-R01, 144A, (SOFR30A reference rate + 1.900% spread), (3)	1.999%	12/25/41	BBB	476,833
145	Connecticut Avenue Securities Trust, Series 2022-R03, 144A, (SOFR30A reference rate + 3.500% spread), (3)	3.599%	3/25/42	BBB–	146,547
297	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-8	6.198%	4/25/33	AAA	288,796
500	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.997%	5/15/36	Baa1	494,361
38	Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, 144A	4.689%	12/25/37	Aaa	37,970
250	CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	B–	211,262
94	CSMC Mortgage-Backed Trust, Series 2006-7	6.000%	8/25/36	Caa3	50,832
1,152	DB Master Finance LLC, Series 2017-1A, 144A	4.030%	11/20/47	BBB	1,155,243
299	DB Master Finance LLC, Series 2021-1A, 144A	2.493%	11/20/51	BBB	269,780
1,137	Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,146,193
1,431	Driven Brands Funding LLC, Series 2019-1A, 144A	4.641%	4/20/49	BBB–	1,424,324
400	Dryden 49 Senior Loan Fund, Series 2017-49A, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.841%	7/18/30	Aa1	397,544
375	ELP Commercial Mortgage Trust, Series 2021-ELP, 144A, (1-Month LIBOR reference rate + 2.118% spread), (3)	2.515%	11/15/38	N/R	362,995
750	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, 144A, (SOFR30A reference rate + 2.000% spread), (3)	2.050%	11/25/41	BB	715,391
3,225	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	3,154,453
2,000	Fannie Mae TBA, (MDR), (WI/DD)	2.500%	TBA	Aaa	1,908,125

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$7	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	$7,416
47	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	49,636
58	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	62,975
17	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	18,588
10	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	11,393
12	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	12,734
29	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	32,461
475	Fannie Mae Mortgage Pool FN AS8583, (4)	3.500%	1/01/47	Aaa	481,276
387	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	394,400
32	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	32,705
888	Fannie Mae Mortgage Pool FN BM5126, (4)	3.500%	1/01/48	N/R	900,914
245	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	249,701
235	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	244,671
644	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	651,377
503	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	514,521
2,273	Fannie Mae Mortgage Pool FN MA4438, (4)	2.500%	10/01/51	N/R	2,171,221
58	Fannie Mae REMIC Trust 2002-W1	5.080%	2/25/42	Aaa	59,918
302	Fannie Mae REMIC Trust 2003-W1	2.797%	12/25/42	AAA	142,916
11	Freddie Mac Gold Pool FG C00676, (4)	6.500%	11/01/28	N/R	11,580
1,172	Freddie Mac Gold Pool FG G08528, (4)	3.000%	4/01/43	Aaa	1,170,786
342	Freddie Mac Gold Pool FG G08566, (4)	3.500%	1/01/44	N/R	348,942
627	Freddie Mac Gold Pool FG G18497, (4)	3.000%	1/01/29	N/R	634,356
830	Freddie Mac Gold Pool FG G60138, (4)	3.500%	8/01/45	Aaa	846,820
486	Freddie Mac Gold Pool FG Q40718, (4)	3.500%	5/01/46	N/R	494,065
751	Freddie Mac Gold Pool FG Q40841, (4)	3.000%	6/01/46	N/R	746,790
1,048	Freddie Mac Pool FR ZT0541, (4)	4.000%	6/01/48	N/R	1,084,252
301	Freddie Mac Pool FR ZT0542, (4)	4.000%	7/01/48	N/R	311,673
600	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3)	2.957%	2/25/50	B	565,250
300	Freddie Mac STACR Remic Trust 2021-HQA1, 144A, (SOFR30A reference rate + 2.250% spread), (3)	2.349%	8/25/33	Ba1	288,273
500	Freddie Mac STACR Remic Trust 2022-DNA1, 144A, (SOFR30A reference rate + 2.500% spread), (3)	2.599%	1/25/42	BB	467,410
200	Freddie Mac STACR Remic Trust 2022-HQA1, 144A, (SOFR30A reference rate + 3.500% spread), (3)	3.550%	3/25/42	BBB–	203,631
750	Freddie Mac STACR Remic Trust 2022-DNA2, 144A, (SOFR30A reference rate + 2.400% spread), (3)	2.499%	2/25/42	BBB	729,758
500	FREMF 2017-K724 Mortgage Trust, 144A	3.528%	12/25/49	BBB	495,755
105	Ginnie Mae I Pool GN 604567, (4)	5.500%	8/15/33	N/R	116,583
66	Ginnie Mae I Pool GN 631574, (4)	6.000%	7/15/34	N/R	72,699
500	GS Mortgage Securities Corp Trust, Series 2018-TWR, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	1.297%	7/15/31	AAA	492,405
260	GS Mortgage Securities Trust, Series 2013-GC16	5.161%	11/10/46	Aa1	261,534
200	GS Mortgage Securities Trust, Series 2013-GC14, 144A	4.735%	8/10/46	A2	195,262
55	GSMPS Mortgage Loan Trust, Series 2001-2, 144A	7.500%	6/19/32	N/R	52,612
332	GSMPS Mortgage Loan Trust, Series 2003-3, 144A	7.000%	6/25/43	N/R	362,200
314	GSMPS Mortgage Loan Trust, Series 2005-RP1, 144A	8.500%	1/25/35	B2	330,185
420	GSMPS Mortgage Loan Trust, Series 2005-RP2, 144A	7.500%	3/25/35	AAA	420,835
400	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	7.500%	9/25/35	AAA	401,596
264	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	8.000%	9/25/35	Caa1	269,044
494	Hardee’s Funding LLC, Series 2020-1A A2, 144A	3.981%	12/20/50	BBB	477,489
500	Hudson Yards, Trust, Series 2019-55HY, 144A	2.943%	12/10/41	A1	456,678
140	Impac Secured Assets CMN Owner Trust, Series 2000-3	8.000%	10/25/30	N/R	130,855
447	J.G. Wentworth XXXVII LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	465,411
430	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, 144A	4.613%	7/05/31	BBB–	431,668
500	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, 144A	3.756%	1/05/31	BBB–	497,677
719	JGWPT XXV LLC, Series 2012-1A, 144A	7.140%	2/15/67	Aa3	829,935
310	JGWPT XXVI LLC, Series 2012-2A, 144A	6.770%	10/17/61	A1	349,079
203	JP Morgan Alternative Loan Trust, Series 2006-S1	6.500%	3/25/36	N/R	151,149
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, 144A	3.388%	12/15/49	BBB–	406,258

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$280	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES, 144A	4.343%	5/05/32	A–	$275,245
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, 144A	3.620%	1/16/37	BBB–	478,631
697	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4	3.071%	12/15/49	A–	645,125
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	409,427
400	Manhattan West, Series 2020-1MW, 144A	2.335%	9/10/39	Baa2	355,119
238	MASTR Alternative Loan Trust, Series 2004-1	7.000%	1/25/34	Aaa	241,007
167	MASTR Alternative Loan Trust, Series 2004-5	7.000%	6/25/34	AA+	168,337
130	MASTR Asset Securitization Trust, Series 2003-11	5.250%	12/25/33	N/R	128,739
445	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	448,693
146	Mid-State Trust XI	5.598%	7/15/38	Baa2	146,228
530	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14	4.863%	2/15/47	AAA	538,643
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20	4.453%	2/15/48	N/R	243,433
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.613%	1/15/49	A3	477,662
39	Morgan Stanley Mortgage Loan Trust, Series 2006-2	5.750%	2/25/36	N/R	36,891
500	MSCG Trust, Series 2015-ALDR, 144A	3.462%	6/07/35	BBB–	395,210
184	MVW Owner Trust, Series 2017-1A, 144A	2.420%	12/20/34	AAA	183,236
1,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.147%	7/15/36	N/R	991,028
400	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	1.804%	4/20/31	AA	396,510
500	Neuberger Berman Loan Advisers CLO 48 Ltd, 144A, (CME Term SOFR 3 Month reference rate + 1.800% spread), (3)	2.528%	4/25/36	AA	498,775
339	New Residential Mortgage Loan Trust, Series 2014-1A, 144A	6.065%	1/25/54	BBB	345,373
630	New Residential Mortgage Loan Trust, Series 2015-2A, 144A	5.449%	8/25/55	Baa1	638,070
482	Planet Fitness Master Issuer LLC, Series 2018-1A, 144A	4.666%	9/05/48	BBB–	479,826
300	Planet Fitness Master Issuer LLC, Series 2022-1A, 144A	3.251%	12/05/51	BBB–	284,890
500	PNMAC FMSR ISSUER TRUST, Series 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.807%	4/25/23	N/R	493,818
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	3.307%	2/25/23	N/R	497,844
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	3.107%	8/25/25	N/R	495,065
485	RBS Commercial Funding Inc 2013-SMV Trust, 144A	3.584%	3/11/31	BBB–	482,739
496	SERVPRO Master Issuer LLC, Series 2021-1A, 144A	2.394%	4/25/51	BBB–	446,234
273	Sesac Finance LLC, Series 2019-1, 144A	5.216%	7/25/49	N/R	269,601
94	Sierra Timeshare 2019-3A Receivables Funding LLC, 144A	4.180%	8/20/36	BB	91,657
135	SLG Office Trust, Series 2021-OVA, 144A	2.851%	7/15/41	BBB–	117,309
379	Sonic Capital LLC, Series 2020-1A, 144A	3.845%	1/20/50	BBB	369,250
500	Stack Infrastructure Issuer LLC, Series 2020-1A, 144A	1.893%	8/25/45	A–	468,716
324	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	266,391
129	Structured Receivables Finance, Series 2010-A LLC, 144A	5.218%	1/16/46	AAA	131,828
595	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	605,330
658	Taco Bell Funding LLC, Series 2021-1A, 144A	2.294%	8/25/51	BBB	587,011
299	Taco Bell Funding LLC, Series 2021-1A, 144A	1.946%	8/25/51	BBB	270,640
250	VNDO Mortgage Trust, Series 2016-350P, 144A	3.903%	1/10/35	AA–	247,698
11	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.849%	8/25/38	Aaa	11,250
195	Wells Fargo Commercial Mortgage Trust, Series 2016-C33	3.896%	3/15/59	A–	187,697
459	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	452,907
576	Wendy’s Funding LLC, Series 2021-1A, 144A	2.370%	6/15/51	BBB	511,990
995	Wingstop Funding LLC, Series 2020-1A A2, 144A	2.841%	12/05/50	N/R	922,839
179	Zaxby’s Funding LLC, Series 2021-1A A2, 144A	3.238%	7/30/51	N/R	165,175
$62,628	Total Asset-Backed and Mortgage-Backed Securities (cost $61,301,487)				59,313,650

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 44.0% (31.6% of Total Investments)

	Aerospace & Defense – 1.1%

$200	Boeing Co, (4)	3.625%	2/01/31	Baa2	$194,669
350	Boeing Co/The, (4)	3.250%	2/01/28	Baa2	337,153
200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	205,280
750	Total Aerospace & Defense				737,102

	Air Freight & Logistics – 0.1%

100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	97,608

	Auto Components – 0.5%

250	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	BB–	237,927
50	Dana Inc	4.250%	9/01/30	BB+	45,760
100	Goodyear Tire & Rubber Co/The	5.250%	4/30/31	BB–	93,627
400	Total Auto Components				377,314

	Automobiles – 0.8%

175	Ford Motor Co	3.250%	2/12/32	BB+	156,298
400	General Motors Financial Co Inc, (4)	3.600%	6/21/30	BBB	382,605
575	Total Automobiles				538,903

	Banks – 4.4%

400	Banco Santander SA	2.749%	12/03/30	BBB+	352,038
900	Bank of America Corp, (4)	1.898%	7/23/31	AA–	785,944
150	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (3)	5.888%	6/07/23	N/R	152,205
500	JPMorgan Chase & Co, (4)	2.580%	4/22/32	AA–	458,077
300	JPMorgan Chase & Co	3.650%	N/A (5)	BBB+	280,500
295	M&T Bank Corp	3.500%	N/A (5)	Baa2	265,125
300	Truist Financial Corp	4.800%	N/A (5)	Baa2	294,750
400	Wells Fargo & Co	3.900%	N/A (5)	Baa2	383,420
3,245	Total Banks				2,972,059

	Beverages – 0.7%

75	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	67,883
450	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	383,665
525	Total Beverages				451,548

	Capital Markets – 1.6%

300	Bank of New York Mellon Corp/The	4.700%	N/A (5)	Baa1	307,200
250	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	235,000
500	Goldman Sachs Group Inc, (4)	1.992%	1/27/32	A2	433,140
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	98,221
1,150	Total Capital Markets				1,073,561

	Chemicals – 2.2%

25	ASP Unifrax Holdings Inc, 144A	5.250%	9/30/28	BB	23,224
250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	259,256
240	EverArc Escrow Sarl, 144A	5.000%	10/30/29	BB–	219,300
375	NOVA Chemicals Corp, 144A, (4)	5.000%	5/01/25	BB–	376,125
160	OCI NV, 144A	4.625%	10/15/25	BB+	161,200
298	Rayonier AM Products Inc, 144A, (4)	7.625%	1/15/26	B+	295,020
120	Tronox Inc, 144A	4.625%	3/15/29	BB–	112,350
50	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	46,755
1,518	Total Chemicals				1,493,230

	Commercial Services & Supplies – 1.3%

100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	99,370
150	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	140,827

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$500	Pitney Bowes Inc, 144A, (4)	7.250%	3/15/29	BB	$471,635
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	204,035
950	Total Commercial Services & Supplies				915,867

	Communications Equipment – 0.8%

100	Avaya Inc, 144A	6.125%	9/15/28	BB	98,617
500	T-Mobile USA Inc, (4)	2.250%	11/15/31	BBB–	437,361
600	Total Communications Equipment				535,978

	Consumer Finance – 1.0%

300	American Express Co	3.550%	N/A (5)	Baa2	273,390
250	Navient Corp, (4)	6.125%	3/25/24	Ba3	254,375
170	OneMain Finance Corp	3.500%	1/15/27	BB	157,250
720	Total Consumer Finance				685,015

	Containers & Packaging – 0.4%

200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	3.250%	9/01/28	BB+	181,500
100	Silgan Holdings Inc	4.125%	2/01/28	BB+	96,000
300	Total Containers & Packaging				277,500

	Diversified Financial Services – 1.1%

491	GE Capital International Funding Co Unlimited Co, (4)	4.418%	11/15/35	BBB+	527,230
250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	6.018%	6/07/24	N/R	251,400
741	Total Diversified Financial Services				778,630

	Diversified Telecommunication Services – 1.7%

200	Altice France SA/France, 144A	5.125%	7/15/29	B	179,250
275	Altice France SA/France, 144A	5.500%	10/15/29	B	246,752
600	AT&T Inc, (4)	2.750%	6/01/31	BBB+	562,607
200	Iliad Holding SASU, 144A	6.500%	10/15/26	BB–	200,540
1,275	Total Diversified Telecommunication Services				1,189,149

	Electronic Equipment, Instruments & Components – 0.3%

200	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	192,592

	Energy Equipment & Services – 0.4%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A, (4)	6.875%	4/01/27	B+	252,805

	Entertainment – 0.6%

70	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	73,237
235	Magallanes Inc, 144A, (4)	4.279%	3/15/32	BBB–	236,046
75	Univision Communications Inc, 144A	4.500%	5/01/29	B+	71,391
380	Total Entertainment				380,674

	Equity Real Estate Investment Trust – 3.9%

650	Brixmor Operating Partnership LP, (4)	4.050%	7/01/30	BBB–	652,169
200	Essential Properties LP, (4)	2.950%	7/15/31	BBB–	174,967
500	GLP Capital LP / GLP Financing II Inc, (4)	4.000%	1/15/30	BBB–	485,305
150	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	145,482
250	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	237,500
250	Iron Mountain Inc, 144A, (4)	5.250%	3/15/28	BB–	246,650
75	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	69,263
100	Kite Realty Group Trust	4.750%	9/15/30	BBB	103,346
325	MPT Operating Partnership LP / MPT Finance Corp, (4)	3.500%	3/15/31	BBB–	301,832
250	SITE Centers Corp, (4)	4.250%	2/01/26	BBB	252,917
2,750	Total Equity Real Estate Investment Trust				2,669,431

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 0.3%

$250	Chobani LLC / Chobani Finance Corp Inc, 144A, (4)	4.625%	11/15/28	B1	$230,625

	Gas Utilities – 1.2%

75	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	70,820
100	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	92,297
200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	202,750
475	Superior Plus LP / Superior General Partner Inc, 144A, (4)	4.500%	3/15/29	BB–	446,324
850	Total Gas Utilities				812,191

	Health Care Providers & Services – 1.3%

35	Centene Corp	2.450%	7/15/28	BBB–	31,980
50	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	BB–	50,922
100	DaVita Inc, 144A	4.625%	6/01/30	Ba3	93,380
270	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	255,118
50	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	49,062
400	Tenet Healthcare Corp, 144A, (4)	4.375%	1/15/30	BB–	383,972
905	Total Health Care Providers & Services				864,434

	Hotels, Restaurants & Leisure – 0.7%

100	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	102,691
50	International Game Technology PLC, 144A	4.125%	4/15/26	BB+	49,375
55	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	51,838
250	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	262,812
455	Total Hotels, Restaurants & Leisure				466,716

	Insurance – 0.6%

25	AmWINS Group Inc, 144A	4.875%	6/30/29	B–	24,000
410	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	382,325
435	Total Insurance				406,325

	Interactive Media & Services – 0.1%

50	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	46,643

	IT Services – 2.7%

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	446,710
50	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Baa3	48,265
45	Booz Allen Hamilton Inc, 144A	4.000%	7/01/29	Baa3	43,940
500	CA Magnum Holdings, 144A	5.375%	10/31/26	BB–	492,500
150	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	143,792
660	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	673,200
1,905	Total IT Services				1,848,407

	Life Sciences Tools & Services – 0.6%

75	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	74,175
340	Avantor Funding Inc, 144A, (4)	3.875%	11/01/29	BB	319,600
415	Total Life Sciences Tools & Services				393,775

	Machinery – 0.1%

50	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	50,125

	Media – 1.6%

50	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB–	49,187
200	DISH DBS Corp	5.875%	11/15/24	B	199,500
180	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	171,450
325	Gray Television Inc, 144A, (4)	4.750%	10/15/30	BB–	301,844
200	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	190,939
30	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	28,364
135	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	128,250
1,120	Total Media				1,069,534

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 1.1%

$250	Constellium SE, 144A	3.750%	4/15/29	B	$224,375
57	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	BB–	61,702
500	SunCoke Energy Inc, 144A, (4)	4.875%	6/30/29	BB	471,385
807	Total Metals & Mining				757,462

	Mortgage Real Estate Investment Trust – 0.2%

125	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	128,125

	Oil, Gas & Consumable Fuels – 3.7%

35	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	33,558
30	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	28,725
250	Energy Transfer LP, (4)	4.400%	3/15/27	BBB–	254,173
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	99,750
50	EQT Corp, 144A	3.125%	5/15/26	BBB–	48,564
500	MEG Energy Corp, 144A, (4)	5.875%	2/01/29	BB–	506,875
500	MPLX LP, (4)	4.800%	2/15/29	BBB	532,340
200	Occidental Petroleum Corp, (4)	5.875%	9/01/25	BB+	212,439
50	Occidental Petroleum Corp	5.500%	12/01/25	BB+	52,615
125	Parkland Corp, 144A	4.500%	10/01/29	BB	115,893
315	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	292,950
125	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	116,803
250	Western Midstream Operating LP, (4)	5.300%	2/01/30	BBB–	248,750
2,530	Total Oil, Gas & Consumable Fuels				2,543,435

	Personal Products – 0.1%

50	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	46,125

	Pharmaceuticals – 0.9%

225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B-	212,062
200	Organon & Co/ORG, 144A	5.125%	4/30/31	BB–	193,000
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	230,615
645	Total Pharmaceuticals				635,677

	Real Estate Management & Development – 0.6%

50	Howard Hughes Corp/The, 144A	4.125%	2/01/29	BB	46,913
75	Kennedy-Wilson Inc	4.750%	3/01/29	BB	72,310
325	Kennedy-Wilson Inc, (4)	5.000%	3/01/31	BB	312,000
450	Total Real Estate Management & Development				431,223

	Road & Rail – 0.5%

110	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	102,577
250	United Rentals North America Inc, (4)	4.875%	1/15/28	BB+	253,949
360	Total Road & Rail				356,526

	Semiconductors & Semiconductor Equipment – 0.6%

500	Broadcom Inc, 144A, (4)	2.450%	2/15/31	BBB–	446,039

	Software – 0.4%

285	Open Text Corp, 144A	3.875%	12/01/29	BB	270,750

	Specialty Retail – 1.8%

365	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	339,906
325	Asbury Automotive Group Inc, 144A, (4)	5.000%	2/15/32	BB	302,101
50	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	52,500
75	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	70,836
50	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	45,905
500	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	428,125
1,365	Total Specialty Retail				1,239,373

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Tobacco – 0.8%

$600	BAT Capital Corp, (4)			2.726%	3/25/31	BBB+	$528,779

	Trading Companies & Distributors – 0.9%

455	Albion Financing 2SARL, 144A			8.750%	4/15/27	BB–	438,028
100	H&E Equipment Services Inc, 144A			3.875%	12/15/28	BB–	93,750
50	WESCO Distribution Inc, 144A			7.250%	6/15/28	BB	53,107
605	Total Trading Companies & Distributors						584,885

	Wireless Telecommunication Services – 0.3%

200	Vmed O2 UK Financing I PLC, 144A			4.750%	7/15/31	BB+	188,500
$31,386	Total Corporate Bonds (cost $31,929,718)						29,964,640

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.5% (1.8% of Total Investments) (6)

	Aerospace & Defense – 0.4%

$250	Maxar Technologies Ltd., Term Loan B	3.210%	1-Week LIBOR	2.750%	10/05/24	B	$246,629

	Beverages – 0.4%

298	Triton Water Holdings, Inc, Term Loan	4.506%	3-Month LIBOR	3.500%	3/31/28	B1	290,997

	Building Products – 0.4%

298	Quikrete Holdings, Inc., Term Loan, First Lien	2.957%	1-Month LIBOR	2.500%	1/31/27	BB–	291,179

	Chemicals – 0.6%

249	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	246,293
198	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	195,349
447	Total Chemicals						441,642

	Insurance – 0.3%

199	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	198,019

	Trading Companies & Distributors – 0.4%

248	Core & Main LP, Term Loan B	2.947%	1-Month LIBOR	2.500%	6/10/28	Ba3	246,557
$1,740	Total Variable Rate Senior Loan Interests (cost $1,734,749)						1,715,023

Principal Amount (000)	Description (1), (8)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.5% (1.1% of Total Investments)

	Banks – 1.2%

$200	Banco Bilbao Vizcaya Argentaria SA			6.500%	N/A (5)	Ba2	$200,750
200	Banco Santander SA			4.750%	N/A (5)	Ba1	184,400
200	Lloyds Banking Group PLC			7.500%	N/A (5)	Baa3	212,583
200	Societe Generale SA, 144A			4.750%	N/A (5)	BB+	186,250
800	Total Banks						783,983

	Capital Markets – 0.3%

200	UBS Group AG, 144A			7.000%	N/A (5)	BBB	208,662
$1,000	Total Contingent Capital Securities (cost $1,037,500)						992,645

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.4% (1.0% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A	7.000%	10/12/28	B+	$270,657

	Egypt – 0.6%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	393,382

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B–	55,370

	Turkey – 0.3%

250	Turkey Government International Bond	5.950%	1/15/31	B+	215,313
$1,000	Total Sovereign Debt (cost $1,006,098)				934,722
	Total Long-Term Investments (cost $97,009,552)				92,920,680

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.8% (2.0% of Total Investments)

	REPURCHASE AGREEMENTS – 2.8% (2.0% of Total Investments)

$1,944	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $1,944,307, collateralized by $1,690,100, U.S. Treasury Inflation Index Notes, 0.250%, due 7/15/29, value $1,983,306	0.000%	4/01/22		$1,944,307
	Total Short-Term Investments (cost $1,944,307)				1,944,307
	Total Investments (cost $98,953,859) – 139.4%				94,864,987
	Reverse Repurchase Agreements, including accrued interest – (33.5)% (9)				(22,804,153)
	Other Assets Less Liabilities – (5.9)% (10)				(4,031,941)
	Net Assets Applicable to Common Shares – 100%				$68,028,893

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	9	6/22	$1,653,211	$1,594,125	$(59,086)	$9,563

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Ultra Note	(11)	6/22	$(1,535,746)	$(1,490,156)	$45,590	$(4,469)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$2,986	$2,986

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$—	$59,313,650	$—	$59,313,650
Corporate Bonds	—	29,964,640	—	29,964,640
Variable Rate Senior Loan Interests	—	1,715,023	—	1,715,023
Contingent Capital Securities	—	992,645	—	992,645
Sovereign Debt	—	934,722	—	934,722

Short-Term Investments:
Repurchase Agreements	—	1,944,307	—	1,944,307

Investments in Derivatives:
Futures Contracts*	(13,496)			(13,496)
Interest Rate Swaps*	—	2,986	—	2,986
Total	$(13,496)	$94,867,973	$—	$94,854,477
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $24,350,834 have been pledged as collateral for reverse repurchase agreements.

(5)	Perpetual security. Maturity date is not applicable.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 24.0%.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions

N/A	Not Applicable.

SOFR	Secured Overnight Financing Rate

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when issued or delayed delivery basis.